UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23567

BBR ALO FUND, LLC

(Exact name of registrant as specified in charter)

140 East 45th Street, 26th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Matthew Shapiro

c/o BBR Partners, LLC

140 East 45th Street, 26th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9870

With a copy to:

Nicole M. Runyan, Esq.
Brad A. Green, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036
(212) 969-3000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2019 through June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

For the BBR ALO Fund, LLC

BBR ALO FUND- Proxy Voting Record 5/1/2020 - 6/30/2020

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	DID FUND VOTE	WHAT VOTE WAS CAST	FOR OR AGAINST MANAGEMENT
RELX Plc	REL	G7493L105	05/26/2020	Approve Increase in Borrowing Limit Under the Company's Articles of Association	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Elect Director Mary Pendergast	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Elect Director Hugh Brady	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Elect Director Ronan Murphy	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Elect Director Julie O'Neill	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Accept Financial Statements and Statutory Reports	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Authorize Board to Fix Remuneration of Auditors	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Authorize Issue of Equity	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Authorize Issue of Equity without Pre-emptive Rights	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Authorize Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Authorize Share Repurchase Program	Yes	For	For
ICON plc	ICLR	G4705A100	07/21/2020	Approve the Price Range for the Reissuance of Shares	Yes	For	For

BBR ALO FUND- Proxy Voting Record 5/1/2020 - 6/30/2020

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	DID FUND VOTE	WHAT VOTE WAS CAST	FOR OR AGAINST MANAGEMENT
Credit Acceptance Corporation	CACC	225310101	7/15/2020	7/14/2020	Yes	DIRECTOR	For
						1) Glenda J. Flanagan
						2) Brett A. Roberts
						3) Thomas N. Tryforos
						4) Scott J. Vassalluzzo

						Advisory vote to approve named executive officer compensation.	For

						Ratification of the selection of Grant Thornton LLP as Credit Acceptance	For
						Corporation's independent registered public accounting firm for 2020.

Veeva Systems Inc.	VEEV	922475108	6/25/2020	5/28/2020	Yes	DIRECTOR	For
						1) Mark Carges
						2) Paul E. Chamberlain
						3) Paul Sekhri

						Ratify the appointment of KPMG LLP as Veeva Systems Inc.'s independent registered	For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBR ALO FUND, LLC

	By:	/s/ Barry M. Klayman
	Name:	Barry M. Klayman
	Title:	Principal Executive Officer

August 27, 2020